Share-based Awards - Additional Information (Detail) (USD $)	9 Months Ended					9 Months Ended		9 Months Ended			9 Months Ended				9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Employee Stock Plan, 2008 Plan	Sep. 30, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Sep. 30, 2012 Employee Stock Plan, 2008 Plan Minimum	Sep. 30, 2012 Employee Stock Plan, 2003 Plan	Sep. 30, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Sep. 30, 2012 Stock Option Minimum	Sep. 30, 2012 Stock Option Maximum	Sep. 30, 2012 Restricted Stock Units (RSUs)	Sep. 30, 2011 Restricted Stock Units (RSUs)	Jul. 21, 2008 Restricted Stock Units 2008	Sep. 30, 2012 Restricted Stock Units 2008 Minimum	Sep. 30, 2012 Restricted Stock Units 2008 Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000							1,000,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period								5 years							1 year	3 years
Shares expiration period								8 years
Weighted Average Remaining Contractual Life of Options Outstanding								4 years 8 months 9 days			8 years
Options granted fair value										$ 3.68	$ 13.93
Weighted average fair value per option								$ 8.03
Exercisable - number of shares								2,708,837
Exercisable - weighted average remaining contractual life								3 years 4 months 10 days
Exercisable - weighted average exercise price								$ 22.41
Fully vested total intrinsic value								11,700,000
Intrinsic value of option exercised								4,800,000	1,500,000
Fair value of RSU's vested												0	100,000
Non-cash stock compensation expense not yet recognized	21,200,000
Unrecognized stock-based compensation expense, weighted average period (years)	3 years
Tax benefit on exercise of options	$ 852,000	$ 500,000